Cover	Apr. 09, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 09, 2020
Entity File Number	1-11411
Entity Registrant Name	POLARIS INC.
Entity Central Index Key	0000931015
Entity Tax Identification Number	41-1790959
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	2100 Highway 55
Entity Address, City or Town	Medina
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55340
City Area Code	763
Local Phone Number	542-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	PII
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Polaris Industries Inc.